UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.3%)
California (100.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Institute for Defense
Analyses) VRDO	0.190%	9/7/11 LOC	11,945	11,945
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute)
VRDO	0.200%	9/7/11 LOC	12,705	12,705
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.190%	9/7/11 LOC	5,485	5,485
1 Anaheim CA Public Financing Authority Lease
Revenue (Anaheim Public Improvements
Project) TOB VRDO	0.200%	9/7/11 LOC	47,180	47,180
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB PUT	0.280%	4/26/12	9,865	9,865
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.210%	9/7/11	41,910	41,910
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.220%	9/7/11	7,500	7,500
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.170%	9/7/11 LOC	12,500	12,500
Berkeley CA TRAN	2.000%	7/5/12	48,000	48,705
1 Blackrock Muniyield California Fund Inc VRDP
VRDO	0.380%	9/7/11 LOC	15,000	15,000
1 Blackrock Muniyield California Quality Fund
VRDP VRDO	0.360%	9/7/11 LOC	30,000	30,000
Butte County CA TRAN	2.000%	6/29/12	5,000	5,070
California Department of Water Resources
Power Supply Revenue	5.125%	5/1/12 (Prere.)	1,000	1,042
California Department of Water Resources
Power Supply Revenue	5.250%	5/1/12 (Prere.)	1,000	1,043
California Department of Water Resources
Power Supply Revenue	5.375%	5/1/12 (Prere.)	30,000	31,295
California Department of Water Resources
Power Supply Revenue	5.375%	5/1/12 (Prere.)	1,000	1,044
California Department of Water Resources
Power Supply Revenue	5.375%	5/1/12 (Prere.)	5,500	5,742
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	6,745	7,048
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	5,000	5,224
1 California Department of Water Resources
Water System Revenue (Central Valley
Project) TOB VRDO	0.210%	9/7/11	4,100	4,100
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.150%	9/7/11	34,800	34,800

1	California Educational Facilities Authority
	Revenue (Loyola Marymount University) TOB
	VRDO	0.240%	9/7/11 LOC	3,998	3,998
	California Educational Facilities Authority
	Revenue (Stanford Hospital) CP	0.190%	10/13/11	10,000	10,000
	California Educational Facilities Authority
	Revenue (Stanford Hospital) CP	0.210%	11/22/11	10,000	10,000
1	California Educational Facilities Authority
	Revenue (Stanford Hospital) TOB VRDO	0.190%	9/7/11 LOC	5,800	5,800
	California Educational Facilities Authority
	Revenue (Stanford University) CP	0.100%	10/21/11	10,000	10,000
	California Educational Facilities Authority
	Revenue (Stanford University) CP	0.350%	11/3/11	40,000	40,000
	California Educational Facilities Authority
	Revenue (Stanford University) CP	0.350%	11/17/11	25,000	25,000
1	California Educational Facilities Authority
	Revenue (Stanford University) TOB PUT	0.250%	2/9/12	37,280	37,280
1	California Educational Facilities Authority
	Revenue (Stanford University) TOB VRDO	0.190%	9/7/11	7,650	7,650
1	California Educational Facilities Authority
	Revenue (Stanford University) TOB VRDO	0.200%	9/7/11	4,455	4,455
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB PUT	0.360%	11/17/11	15,045	15,045
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.210%	9/7/11	4,135	4,135
	California GO	5.000%	2/1/12 (Prere.)	20,000	20,383
	California GO	5.250%	4/1/12 (Prere.)	9,835	10,117
	California Health Facilities Financing Authority
	Revenue (Adventist Health System/West)
	VRDO	0.090%	9/1/11 LOC	1,100	1,100
	California Health Facilities Financing Authority
	Revenue (Children's Hospital of Orange
	County) VRDO	0.150%	9/7/11 LOC	42,900	42,900
	California Health Facilities Financing Authority
	Revenue (Children's Hospital of Orange
	County) VRDO	0.150%	9/7/11 LOC	22,100	22,100
	California Health Facilities Financing Authority
	Revenue (Children's Hospital of Orange
	County) VRDO	0.150%	9/7/11 LOC	13,950	13,950
[1,2] California Health Facilities Financing Authority
	Revenue (Kaiser Foundation Hospitals) TOB
	PUT	0.250%	9/1/11 LOC	35,000	35,000
	California Health Facilities Financing Authority
	Revenue (Lucile Salter Packard Children's
	Hospital at Stanford) VRDO	0.130%	9/7/11	18,450	18,450
	California Health Facilities Financing Authority
	Revenue (Lucile Salter Packard Children's
	Hospital at Stanford) VRDO	0.160%	9/7/11	5,850	5,850
	California Health Facilities Financing Authority
	Revenue (Lucile Salter Packard Children's
	Hospital at Stanford) VRDO	0.160%	9/7/11	10,250	10,250
	California Health Facilities Financing Authority
	Revenue (Memorial Health Services) VRDO	0.150%	9/7/11	61,275	61,275
	California Health Facilities Financing Authority
	Revenue (Scripps Health) VRDO	0.120%	9/7/11 LOC	13,490	13,490

1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.210%	9/7/11	6,700	6,700
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.210%	9/7/11	6,895	6,895
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.150%	9/7/11 LOC	8,680	8,680
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.150%	9/7/11 LOC	13,000	13,000
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.150%	9/7/11 LOC	7,235	7,235
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.150%	9/7/11 LOC	44,390	44,390
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.150%	9/7/11 LOC	30,800	30,800
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.170%	9/7/11 LOC	12,900	12,900
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.190%	9/7/11 LOC	8,800	8,800
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) VRDO	0.180%	9/7/11 LOC	35,000	35,000
California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.100%	9/1/11 LOC	9,325	9,325
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.130%	9/7/11 LOC	14,575	14,575
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.140%	9/1/11 (ETM)	28,540	28,540
California Infrastructure & Economic
Development Bank Revenue (Buck Institute
for Age Research) VRDO	0.150%	9/7/11 LOC	26,700	26,700
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) VRDO	0.060%	9/1/11	10,800	10,800
California Infrastructure & Economic
Development Bank Revenue (Prinsco Inc.
Project) VRDO	0.360%	9/7/11 LOC	7,150	7,150
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.190%	9/7/11 LOC	4,900	4,900
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.190%	9/7/11 LOC	4,280	4,280
California Municipal Finance Authority Revenue
(Notre Dame High School, San Jose) VRDO	0.270%	9/7/11 LOC	5,720	5,720
California Municipal Finance Authority Revenue
(Westmont College) VRDO	0.160%	9/7/11 LOC	13,500	13,500
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/1/12	20,000	20,234
California State University Institute CP	0.200%	9/7/11 LOC	10,928	10,928
1 California State University Revenue Systemwide
TOB VRDO	0.330%	9/7/11 (4)	20,475	20,475
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.200%	9/7/11	80,000	80,000

California Statewide Communities Development
Authority Multifamily Housing Revenue (Apple
Creek Apartments) VRDO	0.150%	9/7/11 LOC	17,140	17,140
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.260%	9/7/11 LOC	10,105	10,105
California Statewide Communities Development
Authority Multifamily Housing Revenue (Knolls
Apartments) VRDO	0.210%	9/7/11 LOC	12,715	12,715
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.230%	9/7/11 LOC	8,585	8,585
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Village Green Apartments) VRDO	0.210%	9/7/11 LOC	5,800	5,800
California Statewide Communities Development
Authority Revenue (Concordia University
Irvine Project) VRDO	0.160%	9/1/11 LOC	16,850	16,850
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	0.480%	6/1/12	12,500	12,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	0.480%	6/1/12	12,500	12,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.150%	9/7/11	14,400	14,400
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego) VRDO	0.160%	9/7/11 LOC	25,000	25,000
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.220%	9/7/11	5,500	5,500
California Statewide Communities Development
Authority Revenue VRDO	0.140%	9/7/11 LOC	12,250	12,250
1 Central Basin Municipal Water District California
COP TOB VRDO	0.220%	9/7/11 (4)	7,500	7,500
Cerritos CA Community College District BAN	2.000%	4/30/12	7,000	7,066
1 Cerritos CA Community College District GO
TOB VRDO	0.210%	9/7/11	7,845	7,845
1 Chabot-Las Positas CA Community College
District GO TOB VRDO	0.190%	9/7/11	8,000	8,000
1 Chabot-Las Positas CA Community College
District GO TOB VRDO	0.300%	9/7/11	8,725	8,725
1 Chino Basin CA Regional Financing Authority
Revenue (Inland Empire Utilities Agency) TOB
VRDO	0.240%	9/7/11	10,775	10,775
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.190%	9/7/11 LOC	18,970	18,970
1 Contra Costa CA Community College District
GO TOBVRDO	0.210%	9/7/11	5,110	5,110
1 Contra Costa CA Community College District
GO TOBVRDO	0.300%	9/7/11	5,200	5,200
1 Contra Costa CA Transportation Authority Sales
Tax Revenue TOB VRDO	0.210%	9/7/11	20,000	20,000
Contra Costa County CA Multifamily Housing
Revenue (Park Regency) VRDO	0.190%	9/7/11 LOC	47,200	47,200
Contra Costa County CA Multifamily Housing
Revenue (Pleasant Hill BART Transit Village
Apartments Project) VRDO	0.240%	9/7/11 LOC	43,800	43,800

1 Desert CA Community College District GO TOB
VRDO	0.210%	9/7/11	12,375	12,375
2 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.230%	2/1/12	7,800	7,800
East Bay CA Municipal Utility District Water
System Revenue (Extendable) CP	0.200%	11/4/11	12,200	12,200
East Bay CA Municipal Utility District Water
System Revenue (Extendable) CP	0.200%	11/8/11	13,500	13,500
2 East Bay CA Municipal Utility District Water
System Revenue PUT	0.240%	3/1/12	32,480	32,480
1 Eastern California Municipal Water District
Water& Sewer COP TOB VRDO	0.210%	9/7/11	1,590	1,590
Eastern California Municipal Water District
Water& Sewer Revenue	2.000%	7/1/12	7,485	7,592
1 Eastern California Municipal Water District
Water& Sewer Revenue TOB VRDO	0.220%	9/7/11	3,940	3,940
Eastern California Municipal Water District
Water& Sewer Revenue VRDO	0.120%	9/7/11	15,600	15,600
Eastern California Municipal Water District
Water& Sewer Revenue VRDO	0.140%	9/7/11	20,300	20,300
Escondido CA Community Development
(Escondido Promenade Project) COP VRDO	0.230%	9/7/11 LOC	9,400	9,400
Escondido CA Community Development
Multifamily Revenue (Heritage Park
Apartments) VRDO	0.190%	9/7/11 LOC	4,250	4,250
Freemont CA Union High School District TRAN	3.000%	6/29/12	15,000	15,339
Fremont CA COP VRDO	0.160%	9/7/11 LOC	9,305	9,305
Fremont CA COP VRDO	0.170%	9/7/11 LOC	5,000	5,000
Fresno County CA TRAN	3.000%	6/29/12	8,000	8,182
Garden Grove CA Housing Authority Multifamily
Housing Revenue (Valley View Senior Villas
Project) VRDO	0.190%	9/7/11 LOC	9,100	9,100
1 Grossmont CA Healthcare District Revenue
TOB VRDO	0.190%	9/7/11	10,200	10,200
1 Grossmont CA Union High School District GO
TOB VRDO	0.240%	9/7/11	25,945	25,945
Hemet CA Unified School District COP VRDO	0.150%	9/7/11 LOC	15,400	15,400
1 Imperial CA Irrigation District Electric Revenue
TOB VRDO	0.190%	9/7/11 LOC	4,100	4,100
Irvine CA Assessment District No. 05-21
Improvement Revenue (Northwest Irvine)
VRDO	0.130%	9/1/11 LOC	11,950	11,950
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.130%	9/1/11 LOC	14,504	14,504
Livermore CA COP VRDO	0.200%	9/7/11 LOC	14,500	14,500
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Richards Manor)
VRDO	0.190%	9/7/11 LOC	4,770	4,770
1 Long Beach CA Harbor Revenue TOB VRDO	0.360%	9/7/11	15,905	15,905
Long Beach CA TRAN	2.000%	9/30/11	20,000	20,026
Long Beach CA Water Revenue CP	0.170%	9/8/11	11,000	11,000
1 Los Angeles CA Community College District GO
TOB VRDO	0.190%	9/7/11	5,200	5,200
1 Los Angeles CA Community College District GO
TOB VRDO	0.210%	9/7/11	16,130	16,130

Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Academy Village Apartments) VRDO	0.190%	9/7/11 LOC	3,300	3,300
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.200%	9/7/11 LOC	25,000	25,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.190%	9/7/11	21,500	21,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.210%	9/7/11	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.240%	9/7/11	5,530	5,530
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.270%	9/7/11	18,880	18,880
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.270%	9/7/11	7,975	7,975
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.200%	9/7/11 LOC	10,255	10,255
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.210%	9/7/11	7,495	7,495
Los Angeles CA Department of Water & Power
Revenue VRDO	0.140%	9/7/11	86,500	86,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.150%	9/7/11	32,400	32,400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.150%	9/7/11	55,015	55,015
Los Angeles CA Department of Water & Power
Revenue VRDO	0.160%	9/7/11	7,675	7,675
1 Los Angeles CA GO TOB VRDO	0.140%	9/1/11	9,000	9,000
Los Angeles CA Harbor Department Revenue
CP	0.250%	2/13/12	10,000	10,000
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.190%	9/7/11	5,395	5,395
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.210%	9/7/11	4,020	4,020
Los Angeles CA Multifamily Housing Revenue
(Beverly Park Apartments) VRDO	0.200%	9/7/11 LOC	15,500	15,500
Los Angeles CA Multifamily Housing Revenue
(Fountain Park Project) VRDO	0.190%	9/7/11 LOC	40,000	40,000
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.220%	9/7/11 LOC	6,895	6,895
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.230%	9/7/11 LOC	23,600	23,600
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	0.270%	9/8/11 LOC	10,000	10,000
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	0.230%	12/5/11 LOC	30,500	30,500
Los Angeles CA TRAN	2.500%	2/29/12	10,000	10,109
Los Angeles CA TRAN	2.500%	3/30/12	12,500	12,658
1 Los Angeles CA Unified School District GO TOB
VRDO	0.210%	9/7/11	6,660	6,660
1 Los Angeles CA Unified School District GO TOB
VRDO	0.210%	9/7/11	9,995	9,995
1 Los Angeles CA Unified School District GO TOB
VRDO	0.210%	9/7/11	9,000	9,000
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.210%	9/7/11	7,500	7,500

1	Los Angeles CA Wastewater System Revenue
	TOB VRDO	0.210%	9/7/11	25,000	25,000
	Los Angeles CA Wastewater System Revenue
	VRDO	0.160%	9/7/11 LOC	2,870	2,870
[1,2] Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue
	TOB PUT	0.250%	12/1/11 LOC	20,000	20,000
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue
	VRDO	0.110%	9/1/11	7,300	7,300
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue
	VRDO	0.110%	9/1/11	52,240	52,240
1	Los Angeles County CA Sanitation Districts
	Financing Authority Capital Projects Revenue
	TOB VRDO	0.200%	9/7/11 LOC	10,510	10,510
	Los Angeles County CA TRAN	2.500%	3/30/12	35,000	35,435
1	Los Angeles County CA Unified School District
	GO TOB VRDO	0.210%	9/7/11	5,000	5,000
	Manteca CA Redevelopment Agency Tax
	Allocation Revenue VRDO	0.110%	9/1/11 LOC	21,835	21,835
2	Metropolitan Water District of Southern
	California Revenue PUT	0.230%	6/1/12	21,500	21,500
2	Metropolitan Water District of Southern
	California Revenue PUT	0.230%	6/1/12	15,000	15,000
2	Metropolitan Water District of Southern
	California Revenue PUT	0.210%	7/9/12	15,000	15,000
1	Metropolitan Water District of Southern
	California Revenue TOB VRDO	0.210%	9/7/11	5,000	5,000
1	Metropolitan Water District of Southern
	California Revenue TOB VRDO	0.210%	9/7/11 (13)	7,525	7,525
1	Metropolitan Water District of Southern
	California Revenue TOB VRDO	0.210%	9/7/11	6,435	6,435
	Metropolitan Water District of Southern
	California Revenue VRDO	0.170%	9/7/11	46,400	46,400
	Metropolitan Water District of Southern
	California Revenue VRDO	0.240%	9/7/11	26,900	26,900
	Mission Viejo CA Community Development
	Financing Authority Revenue (Mission Viejo
	Mall Improvement) VRDO	0.150%	9/7/11 LOC	23,900	23,900
	Modesto CA Water Revenue VRDO	0.170%	9/7/11 (4)LOC	10,665	10,665
1	New Haven CA Unified School District GO TOB
	VRDO	0.240%	9/7/11 LOC	12,225	12,225
1	Nuveen California Investment Quality Municipal
	Fund VRDP VRDO	0.360%	9/7/11 LOC	18,000	18,000
1	Nuveen California Municipal Market Opportunity
	Fund VRDP VRDO	0.370%	9/7/11 LOC	20,000	20,000
1	Nuveen California Performance Plus Municipal
	Fund VRDP VRDO	0.360%	9/7/11 LOC	15,000	15,000
1	Nuveen California Quality Income Municipal
	Fund VRDP VRDO	0.360%	9/7/11 LOC	26,000	26,000
1	Nuveen Insured California Premium Income
	Municipal Fund 2 VRDP VRDO	0.360%	9/7/11 LOC	27,000	27,000
1	Oakland CA Redevelopment Agency Tax
	Allocation Revenue (Central District Project)
	TOB VRDO	0.200%	9/7/11 LOC	13,710	13,710
	Oakland CA TRAN	2.000%	3/30/12	9,000	9,088

Oakland-Alameda County CA Coliseum
Authority Lease Revenue (Oakland Coliseum
Project) VRDO	0.150%	9/7/11 LOC	67,500	67,500
Orange County CA Apartment Development
Revenue VRDO	0.180%	9/7/11 LOC	34,200	34,200
Orange County CA Apartment Development
Revenue VRDO	0.210%	9/7/11 LOC	9,550	9,550
1 Orange County CA Sanitation District COP TOB
VRDO	0.230%	9/7/11	10,925	10,925
Orange County CA Teeter Plan CP	0.160%	12/7/11 LOC	20,000	20,000
Orange County CA TRAN	2.000%	3/15/12	12,000	12,113
Orange County CA TRAN	2.000%	5/15/12	19,560	19,799
1 Palomar Pomerado Health System California
Revenue GO TOB VRDO	0.190%	9/7/11 (12)	12,200	12,200
1 Piedmont CA Unified School District GO TOB
VRDO	0.210%	9/7/11	3,225	3,225
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project) VRDO	0.110%	9/1/11 LOC	49,655	49,655
Riverside CA Electric Revenue VRDO	0.180%	9/7/11 LOC	11,000	11,000
Riverside County CA Industrial Development
Authority Empowerment Zone Facility
Revenue (Guy Evans Inc. Project) VRDO	0.170%	9/7/11 LOC	5,345	5,345
Riverside County CA Public Facility Project COP
VRDO	0.150%	9/7/11 LOC	10,700	10,700
Riverside County CA TRAN	2.000%	3/30/12	40,000	40,401
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.210%	9/7/11	9,670	9,670
Sacramento CA Suburban Water District COP
VRDO	0.120%	9/7/11 LOC	21,005	21,005
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.140%	9/7/11	47,300	47,300
Sacramento County CA Multifamily Housing
(River Pointe Apartments) VRDO	0.200%	9/7/11 LOC	10,000	10,000
Sacramento County CA Sanitation Districts
Financing Authority Revenue VRDO	0.170%	9/7/11 LOC	5,000	5,000
1 San Bernardino CA Community College District
GO TOB VRDO	0.210%	9/7/11	7,500	7,500
1 San Bernardino CA Community College District
GO TOB VRDO	0.240%	9/7/11	42,865	42,865
San Bernardino County CA TRAN	2.000%	6/29/12	25,000	25,354
San Diego CA Community College District GO	1.500%	8/1/12	6,050	6,118
1 San Diego CA Community College District GO
TOB VRDO	0.210%	9/7/11	5,000	5,000
1 San Diego CA Community College District GO
TOB VRDO	0.210%	9/7/11	5,000	5,000
San Diego CA County TRAN	2.000%	6/29/12	15,000	15,215
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.200%	9/7/11 LOC	9,690	9,690
San Diego CA Housing Authority Multifamily
Housing Revenue (Canyon Rim Apartments)
VRDO	0.200%	9/7/11 LOC	32,440	32,440
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.210%	9/7/11	7,495	7,495
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.210%	9/7/11	10,310	10,310

1 San Diego CA Unified School District GO TOB
PUT	0.360%	11/17/11	25,350	25,350
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.170%	9/7/11	4,900	4,900
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.190%	9/7/11	46,050	46,050
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.210%	9/7/11	6,840	6,840
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.210%	9/7/11	9,500	9,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.210%	9/7/11	4,825	4,825
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.210%	9/7/11	10,100	10,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.270%	9/7/11	6,500	6,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.270%	9/7/11	6,100	6,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.270%	9/7/11	9,800	9,800
San Diego County CA Water Authority Revenue
CP	0.200%	9/7/11	12,500	12,500
San Diego County CA Water Authority Revenue
CP	0.130%	10/4/11	14,000	14,000
San Diego County CA Water Authority Revenue
CP	0.150%	10/4/11	5,000	5,000
San Diego County CA Water Authority Revenue
CP	0.150%	10/4/11	5,000	5,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.200%	9/7/11 LOC	10,000	10,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.200%	9/7/11	7,500	7,500
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.210%	9/7/11	13,595	13,595
San Francisco CA City & County Airport
Commission International Airport Revenue
VRDO	0.160%	9/7/11 LOC	8,000	8,000
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.190%	9/7/11 LOC	47,745	47,745
San Francisco CA City & County International
Airport Revenue VRDO	0.150%	9/7/11 LOC	16,000	16,000
San Francisco CA City & County International
Airport Revenue VRDO	0.160%	9/7/11 LOC	5,000	5,000
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.160%	9/7/11 LOC	65,200	65,200
San Francisco CA City & County Unified School
District TRAN	2.000%	6/29/12	10,000	10,141
San Jose CA Financing Authority Lease
Revenue CP	0.180%	9/28/11 LOC	27,068	27,068
1 San Jose CA Financing Authority Lease
Revenue TOBVRDO	0.210%	9/7/11 (13)	25,960	25,960
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.200%	9/7/11 LOC	16,600	16,600
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.230%	9/7/11 LOC	10,000	10,000

1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.210%	9/7/11 LOC	5,000	5,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.210%	9/7/11	7,310	7,310
1 San Marcos CA Public Facilities Authority Tax
Allocation Revenue TOB VRDO	0.130%	9/1/11 LOC	4,200	4,200
1 San Mateo County CA Community College
District GOTOB VRDO	0.210%	9/7/11	4,315	4,315
1 San Mateo County CA Community College
District GOTOB VRDO	0.210%	9/7/11	11,660	11,660
Santa Barbara County CA TRAN	2.000%	6/29/12	11,000	11,157
Santa Clara County CA El Camino Hospital
District Facilities Authority Revenue (Valley
Medical Center Project) VRDO	0.150%	9/7/11 LOC	11,850	11,850
Santa Clara County CA El Camino Hospital
District Facilities Authority Revenue (Valley
Medical Center Project) VRDO	0.150%	9/7/11 LOC	12,600	12,600
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.150%	9/7/11	7,300	7,300
Santa Cruz County CA TRAN	2.000%	3/1/12	6,000	6,052
1 Sequoia CA Unified School District GO TOB
VRDO	0.210%	9/7/11	5,860	5,860
Sequoia CA Union High School District TRAN	3.000%	7/5/12	13,000	13,300
1 Sonoma County CA Junior College District GO
TOB VRDO	0.200%	9/7/11	30,765	30,765
South Placer CA Wastewater Authority Revenue
VRDO	0.150%	9/7/11 LOC	8,000	8,000
South Placer CA Wastewater Authority Revenue
VRDO	0.150%	9/7/11 LOC	8,000	8,000
1 Sunnyvale CA Wastewater Revenue TOB
VRDO	0.190%	9/7/11	13,320	13,320
1 Sweetwater CA Unified School District GO TOB
VRDO	0.220%	9/7/11 (13)	16,445	16,445
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.150%	9/7/11 LOC	9,100	9,100
University of California Regents CP	0.340%	9/14/11	24,000	24,000
University of California Regents CP	0.310%	10/6/11	10,000	10,000
University of California Regents Medical Center
Revenue VRDO	0.060%	9/1/11	7,515	7,515
University of California Revenue	5.000%	9/1/11 (Prere.)	2,000	2,020
University of California Revenue	3.000%	5/15/12	2,000	2,038
1 University of California Revenue TOB VRDO	0.180%	9/7/11	6,665	6,665
1 University of California Revenue TOB VRDO	0.210%	9/7/11	1,890	1,890
1 University of California Revenue TOB VRDO	0.210%	9/7/11	29,195	29,195
1 University of California Revenue TOB VRDO	0.210%	9/7/11	3,495	3,495
1 University of California Revenue TOB VRDO	0.210%	9/7/11	6,000	6,000
1 University of California Revenue TOB VRDO	0.210%	9/7/11	3,470	3,470
1 University of California Revenue TOB VRDO	0.270%	9/7/11 (4)	7,300	7,300
Ventura County CA TRAN	2.250%	6/29/12	35,315	35,890
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.120%	9/7/11 LOC	21,700	21,700
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.120%	9/7/11 LOC	4,900	4,900
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.130%	9/7/11 LOC	11,000	11,000
				4,256,133

Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,500	3,573
Total Tax-Exempt Municipal Bonds (Cost $4,259,706)				4,259,706
Total Investments (100.3%) (Cost $4,259,706)				4,259,706
Other Assets and Liabilities-Net (-0.3%)				(12,095)
Net Assets (100%)				4,247,611

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $1,288,708,000, representing 30.3% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).

California Tax-Exempt Money Market Fund

(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
California (98.5%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.160%	9/1/11 LOC	3,110	3,110
ABAG Finance Authority for Nonprofit Corps.
California Revenue (School of the Mechanical
Arts-Lick-Wilmerding High School)	5.250%	10/1/26	1,000	1,008
ABAG Finance Authority for Nonprofit Corps.
California Revenue (School of the Mechanical
Arts-Lick-Wilmerding High School)	5.300%	10/1/32	3,180	3,148
Alameda CA Corridor Transportation Authority
Revenue	5.125%	10/1/17 (14)	5,000	5,013
Alameda CA Corridor Transportation Authority
Revenue	5.125%	10/1/18 (14)	2,000	2,005
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	8,733
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	1,691
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	1,666
Anaheim CA Public Financing Authority
Revenue (Distribution System)	5.000%	10/1/21 (14)	3,390	3,620
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	4,750	5,015
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	1,500	1,563
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/39	15,050	15,535
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	5,065
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/44	10,000	10,786
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	4,170
California County CA Tobacco Securitization
Agency	0.000%	6/1/28	7,500	6,183
California County CA Tobacco Securitization
Agency	0.000%	6/1/36	7,500	5,331
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	13,000	13,631
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,500	8,806
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	8,000	9,522
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	3,500	4,166
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	11,977
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	7,500	8,983
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,903

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	30,000	33,884
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/25	8,810	9,909
California Economic Recovery Bonds GO	5.000%	7/1/17 (14)	15,170	15,170
California Economic Recovery Bonds GO	5.000%	7/1/18	15,850	18,900
California Economic Recovery Bonds GO	5.000%	7/1/19	5,000	5,972
California Economic Recovery Bonds GO	5.000%	7/1/20	19,855	23,273
California Economic Recovery Bonds GO	5.250%	7/1/21	16,985	19,958
California Economic Recovery Bonds GO	5.000%	7/1/22	5,000	5,462
California Economic Recovery Bonds GO VRDO	0.080%	9/1/11 LOC	27,100	27,100
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	10/1/39	6,500	6,860
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	3,000	3,216
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,787
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	5.750%	6/1/25	2,000	1,926
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/34	3,155	845
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/35	3,155	776
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/36	3,155	730
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/37	3,155	692
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/39	2,805	540
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/40	1,580	285
1 California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	5,330	6,487
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,369
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.150%	9/7/11 LOC	5,500	5,500
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.150%	9/7/11 LOC	4,200	4,200
California Educational Facilities Authority
Revenue (University of Southern California)	4.750%	10/1/37	1,650	1,676
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	5,445	5,750
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	3,420	3,666
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.130%	9/1/11	6,004	6,004
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,000	2,062
California GO	6.250%	9/1/12 (3)	2,940	3,002
California GO	7.000%	11/1/13 (14)	65	66
California GO	5.000%	10/1/14	1,900	2,139
California GO	5.250%	10/1/14 (14)	1,955	1,963
California GO	5.000%	11/1/14	32,840	37,059
California GO	5.000%	11/1/15	1,520	1,760

California GO	5.000%	3/1/19	1,250	1,469
California GO	6.000%	4/1/19	1,690	2,100
California GO	6.000%	8/1/19 (3)	210	214
California GO	5.000%	4/1/20	1,460	1,677
California GO	5.000%	11/1/22	1,000	1,090
California GO	5.000%	3/1/25	7,000	7,563
California GO	5.125%	2/1/26	15,325	16,064
California GO	5.000%	6/1/26 (14)	20,000	21,038
California GO	5.100%	11/1/27	1,475	1,586
California GO	5.000%	9/1/28	10,650	10,992
California GO	5.000%	10/1/29	1,400	1,454
California GO	5.250%	10/1/29	4,700	4,959
California GO	4.500%	8/1/30	5,000	4,791
California GO	5.750%	4/1/31	15,875	17,233
California GO	5.000%	6/1/32	35,000	35,416
California GO	6.000%	3/1/33	7,000	7,898
California GO	6.500%	4/1/33	33,000	38,069
California GO	5.000%	6/1/34	26,000	26,114
California GO	4.500%	3/1/35 (2)	2,320	2,134
California GO	6.000%	11/1/35	10,000	11,051
California GO	5.250%	3/1/38	13,565	13,721
California GO	6.000%	4/1/38	21,190	23,099
California GO	5.250%	8/1/38	10,000	10,121
California GO	5.500%	11/1/39	3,690	3,832
California GO	6.000%	11/1/39	2,700	2,953
California GO	5.500%	3/1/40	9,000	9,359
California GO	5.250%	11/1/40	11,000	11,167
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/33	7,950	7,666
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.090%	9/1/11 LOC	3,205	3,205
California Health Facilities Financing Authority
Revenue (Casa Colina)	6.125%	4/1/32	10,000	10,015
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,317
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,284
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	10,000	11,201
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,063
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	7,000	6,795
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,207
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/33	2,000	2,261
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	6,722
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,190
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,472
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,319

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/46	20,500	20,041
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	6,500	8,149
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.500%	10/1/18	3,905	3,952
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.500%	10/1/20	1,500	1,517
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.250%	10/1/34	20,040	20,041
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.100%	9/1/11 LOC	2,700	2,700
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31 (14)	4,135	3,902
California Infrastructure & Economic
Development Bank Revenue (YMCA of
Metropolitan Los Angeles Project)	5.250%	2/1/26 (2)	4,750	4,808
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/39	11,000	9,869
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,497
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.110%	9/1/11 LOC	1,000	1,000
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	2,970	2,997
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/15 (2)	3,900	4,311
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/17	6,000	6,654
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (2)	22,280	24,799
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/17 (14)	13,835	14,905
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/19 (14)	15,230	16,004
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	6,560
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	8,250	8,840
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	9,031
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/27 (14)	9,045	9,731
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/30	17,000	17,479
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	5,650
California State University Revenue Systemwide	5.250%	11/1/19 (4)	5,000	5,510
California State University Revenue Systemwide	5.250%	11/1/20 (4)	4,745	5,220

California State University Revenue Systemwide	5.000%	11/1/21 (2)	17,215	18,437
California State University Revenue Systemwide	5.750%	11/1/27	4,500	4,959
California State University Revenue Systemwide	5.250%	11/1/34	5,000	5,178
California State University Revenue Systemwide	5.250%	11/1/38	3,280	3,370
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/35	13,500	12,769
California Statewide Communities Development
Authority Health Facility Revenue (Henry
Mayo Newhall Memorial Hospital)	5.000%	10/1/18	5,875	5,883
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/23	8,500	8,830
California Statewide Communities Development
Authority Revenue (Concordia University
Irvine Project) VRDO	0.160%	9/1/11 LOC	3,400	3,400
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,000	6,610
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/30	5,000	4,226
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/34	7,390	7,164
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.500%	11/1/32	16,250	16,322
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	4.750%	4/1/33	4,185	3,871
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	3/1/41	4,925	4,602
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	10,250	9,936
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.750%	6/1/30 (2)	6,680	6,641
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	9,000	9,677
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.500%	8/15/34	10,885	10,924
2 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.210%	9/7/11	7,557	7,557
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	4.875%	11/15/36	7,230	6,130
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,214
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/38	18,000	15,155
Clovis CA Unified School District GO	0.000%	8/1/13 (14)	4,935	4,869
Clovis CA Unified School District GO	0.000%	8/1/15 (14)	2,770	2,570
Clovis CA Unified School District GO	0.000%	8/1/16 (14)	2,865	2,503
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32 (14)	15,765	16,641

East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	10,000	10,663
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,267
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,553
Eastern California Municipal Water District
Water& Sewer Revenue	6.750%	7/1/12 (14)	2,340	2,433
Eastern California Municipal Water District
Water& Sewer Revenue VRDO	0.140%	9/7/11	9,400	9,400
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	2,450
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/29 (2)	9,450	8,800
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/32 (2)	5,000	4,522
Fontana CA Unified School District GO	5.250%	8/1/31 (4)	6,115	6,249
Foothill-De Anza CA Community College District
GO	0.000%	8/1/17 (14)	3,000	2,515
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	2,358
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	2,027
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	1,163
Foothill-De Anza CA Community College District
GO	5.000%	8/1/40	10,000	10,543
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/15/26	10,000	9,786
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/29 (ETM)	7,460	3,711
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/15/33	10,000	2,284
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/15/34	10,000	2,122
Fresno CA Airport Revenue	5.500%	7/1/30 (4)	1,500	1,501
Fresno County CA TRAN	3.000%	6/29/12	20,000	20,474
Galivan CA Joint Community College District
GO	5.500%	8/1/28 (2)	3,405	3,538
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	4,000	4,356
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	29,730	32,183
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	24,280	18,832
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/30 (2)	20,000	18,638
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	3,525	2,457
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	12,785	8,210
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	8,500	5,994
Grossmont CA Healthcare District GO	6.125%	7/15/40	2,500	2,780
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,550	1,689
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,735	1,891
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	2,370	2,583
Irvine CA Assessment District No. 05-21
Improvement Revenue (Northwest Irvine)
VRDO	0.130%	9/1/11 LOC	2,000	2,000

Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/30 (2)	7,750	7,456
Kern CA High School District GO	6.400%	8/1/14 (ETM)	1,490	1,751
Kern CA High School District GO	6.400%	8/1/15 (ETM)	1,645	2,032
Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	2,320
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,113
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	2,000	2,095
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,890	1,980
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,570	1,644
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,775	1,859
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/20	6,155	5,934
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/21	2,500	2,360
Long Beach CA Finance Authority Lease
Revenue (Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	3,699
Long Beach CA Finance Authority Lease
Revenue (Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	4,689
Long Beach CA Finance Authority Lease
Revenue (Temple & Willow Facility)	5.500%	10/1/18 (14)	5,030	5,042
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	5,500	5,071
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	7,059
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	3,578
Long Beach CA Harbor Revenue	5.000%	5/15/17 (14)	3,655	4,015
Los Angeles CA Community College District GO	5.500%	8/1/25	3,980	4,477
Los Angeles CA Community College District GO	5.000%	8/1/32 (14)	7,340	7,621
Los Angeles CA Community College District GO	6.000%	8/1/33	5,000	5,669
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	5,372
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/17 (14)	6,800	7,020
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	2,000	2,301
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,490
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,323
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,337
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	15,455
2 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.190%	9/7/11	7,440	7,440
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,463
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29 (2)	10,000	10,526
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30 (2)	16,000	16,714
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	5,173
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	7,419
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34 (14)	5,995	6,099
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,218

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,227
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36 (14)	2,000	2,010
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	1,996
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,157
Los Angeles CA GO	5.000%	9/1/31	5,785	6,194
Los Angeles CA Unified School District COP
VRDO	0.180%	9/7/11 LOC	5,000	5,000
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	10,000	10,849
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,950	4,717
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	6,655	7,510
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	4,053
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	9,745	10,462
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	7,500	8,021
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	7,065
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,524
Los Angeles CA Unified School District GO	5.250%	7/1/28	7,000	7,645
Los Angeles CA Unified School District GO	5.000%	7/1/30 (3)	7,500	7,753
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	8,265
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,130
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	10,504
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	4,000	4,001
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	4,000	3,961
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25 (14)	1,265	1,236
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	2,110	2,408
Los Angeles County CA Sanitation Districts
Financing Authority Capital Projects Revenue	4.500%	10/1/42 (2)	8,500	7,552
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/14 (ETM)	1,000	893
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,254
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	7,869
M-S-R California Energy Authority Revenue	6.500%	11/1/39	7,000	7,423
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.125%	7/1/13 (2)	3,485	3,638
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	12,255	15,435
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,410	3,735
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,235	4,614
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,238
Modesto CA High School District GO	0.000%	8/1/15 (14)	5,000	4,639
Modesto CA High School District GO	0.000%	8/1/17 (14)	3,000	2,416
Modesto CA High School District GO	0.000%	8/1/18 (14)	3,225	2,451
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	1,022
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	4,795	4,655
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/11 (ETM)	1,585	1,593

Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	9,750	12,278
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/16 (4)	1,010	1,034
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/17 (4)	1,060	1,081
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18 (4)	1,115	1,134
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19 (4)	1,120	1,136
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20 (4)	1,180	1,194
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,010	3,425
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,170	3,607
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,335	3,795
Napa Valley CA Unified School District Election
GO	4.500%	8/1/42 (4)	4,690	4,350
New Haven CA Unified School District GO	12.000%	8/1/16 (4)	2,480	3,722
New Haven CA Unified School District GO	12.000%	8/1/17 (4)	1,500	2,354
Newark CA Unified School District GO	0.000%	8/1/12 (4)	1,820	1,812
Newark CA Unified School District GO	0.000%	8/1/13 (4)	2,050	2,023
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/40	3,500	3,840
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	948
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	223
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	410
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	191
North Orange County CA Community College
District GO	5.375%	8/1/12 (Prere.)	5,080	5,359
Northern California Gas Authority No. 1
Revenue	0.615%	7/1/13	14,000	13,580
Northern California Gas Authority No. 1
Revenue	0.765%	7/1/17	17,000	15,226
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	10,000	11,535
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,471
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28 (14)	11,140	11,143
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	2/1/14 (2)	2,890	2,986
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	3,064
Orange County CA Water District COP VRDO	0.140%	9/7/11	7,000	7,000
Orange County CA Water District Revenue	5.000%	8/15/41	6,855	7,177
Palmdale CA COP	5.250%	9/1/19 (14)	1,310	1,357
Palmdale CA COP	5.250%	9/1/20 (14)	1,450	1,498
Palmdale CA COP	5.250%	9/1/21 (14)	1,605	1,655
Palmdale CA COP	5.250%	9/1/22 (14)	1,765	1,815
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.700%	9/2/18	890	913
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.700%	9/2/19	895	917
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.750%	9/2/20	890	908

Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.750%	9/2/26	4,460	4,492
Palomar Pomerado Health System California
Revenue	5.375%	11/1/11 (14)	3,865	3,871
Palomar Pomerado Health System California
Revenue	5.375%	11/1/13 (14)	6,730	6,741
Palomar Pomerado Health System California
Revenue COP	6.000%	11/1/41	3,000	2,799
Palomar Pomerado Health System California
Revenue GO	4.500%	8/1/32 (14)	12,500	11,186
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	4,000
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.700%	8/1/13 (Prere.)	7,000	7,845
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,150	751
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,575	1,455
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	3,755	1,937
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	430
Pomona CA Unified School District GO	5.600%	8/1/14 (ETM)	1,585	1,826
Pomona CA Unified School District GO	5.600%	8/1/15 (ETM)	2,000	2,403
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,235
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	3,502
Port of Oakland CA Revenue	5.000%	11/1/16 (14)	8,160	9,166
Port of Oakland CA Revenue	5.000%	11/1/17 (14)	5,000	5,612
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/47	15,900	13,477
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.125%	4/1/21 (14)	2,650	2,657
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.250%	4/1/26 (14)	2,905	2,819
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.250%	4/1/33 (14)	3,000	2,812
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	6,955
2 Riverside CA Electric Revenue TOB VRDO	0.140%	9/1/11	6,750	6,750
Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove)
Special Tax Revenue	5.000%	9/1/31 (2)	6,715	6,288
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/13 (14)	5,000	4,748
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/14 (14)	2,000	1,834
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/15 (14)	2,000	1,760
Roseville CA Electric System Revenue	5.000%	2/1/37	4,500	4,590

Roseville CA Electric System Revenue COP
VRDO	0.170%	9/7/11 LOC	13,600	13,600
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,440	1,367
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,232
Sacramento CA Financing Authority Lease
Revenue	5.375%	11/1/14 (2)	6,835	7,105
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	6,785	7,366
Sacramento CA Municipal Utility District
Revenue	5.900%	7/1/20 (2)	15,850	19,452
Sacramento County CA Airport Revenue	5.250%	7/1/12 (Prere.)	2,305	2,402
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/26 (14)	5,000	5,319
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30 (14)	5,650	5,889
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	15,830	17,128
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,682
San Diego CA Community College District GO	0.000%	8/1/36	8,000	1,661
San Diego CA Community College District GO	5.000%	8/1/36	2,500	2,615
San Diego CA Community College District GO	0.000%	8/1/38	3,510	636
San Diego CA Community College District GO	5.000%	8/1/41	3,000	3,133
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/34	6,000	6,334
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	7,000	7,324
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/35	2,500	2,748
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/39	5,000	5,357
San Diego CA Unified School District GO	0.000%	7/1/15 (14)	2,770	2,575
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	10,000	11,702
San Diego CA Unified School District GO	5.500%	7/1/24 (4)	14,015	16,362
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	9,000	10,475
San Diego County CA COP	5.250%	10/1/21	1,485	1,486
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,052
San Diego County CA COP	5.250%	10/1/28	2,745	2,745
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,390
San Diego County CA COP	5.375%	10/1/41	7,045	6,788
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,237
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,330
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	2,724
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	2,946
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/26 (4)	7,275	7,856
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	10,000	10,479
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	4,305	4,450
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	4,770	4,931

San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	5,020	5,189
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	6,300	7,363
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/19	7,500	8,763
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20	5,315	6,193
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	5,220	5,705
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,171
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,283
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,348
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,605	2,713
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.750%	11/1/36 (4)	4,500	4,543
2 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.210%	9/7/11	11,500	11,500
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/39	2,000	2,074
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	8/1/41	1,000	1,058
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,580
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	2,209
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	1,974
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/30 (14)	7,000	1,441
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/31 (14)	11,950	2,257
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	7,200	7,015
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	827
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	2,576
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	5,282
San Juan CA Unified School District GO	0.000%	8/1/13 (4)	2,220	2,178
San Juan CA Unified School District GO	0.000%	8/1/14 (4)	2,610	2,480
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,747
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,366
San Juan CA Unified School District GO	0.000%	8/1/19 (4)	2,210	1,592
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	3,299
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	2,428
San Mateo County CA Community College
District GO	5.000%	9/1/31	5,000	5,250

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	6.500%	7/1/13 (14)	6,375	6,782
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	3,819
San Ramon Valley CA Unified School District
GO	0.000%	7/1/13 (14)	3,680	3,605
San Ramon Valley CA Unified School District
GO	0.000%	7/1/14 (14)	8,290	7,960
San Ramon Valley CA Unified School District
GO	0.000%	7/1/15 (14)	2,005	1,864
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (14)	5,345	5,945
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	2,000	2,221
Santa Clara CA Electric Revenue	5.000%	7/1/21 (14)	2,000	2,116
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,319
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,144
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.250%	5/15/36	5,000	5,150
Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project) VRDO	0.160%	9/7/11	4,700	4,700
Santa Rosa CA Wastewater Revenue	6.000%	7/2/15 (2)	4,935	5,341
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	3,930	4,241
Solano County CA COP	5.250%	11/1/12 (Prere.)	3,770	3,988
Solano County CA COP	5.250%	11/1/12 (Prere.)	3,785	4,004
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/35 (14)	8,610	7,562
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,289
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,246
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	1,875
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	5,400	5,023
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,580
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	4,500	3,044
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	4.750%	6/1/25	9,455	7,799
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	1,454
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	2,821
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,037
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	3,028
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,000	3,179
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	4,585	5,022

Union CA Elementary School District GO	0.000%	9/1/15 (14)	3,860	3,574
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,313
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	1,895
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,248
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,265
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	1,545
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,251
University of California Regents Medical Center
Revenue VRDO	0.060%	9/1/11	5,300	5,300
University of California Regents Medical Center
Revenue VRDO	0.080%	9/1/11	5,965	5,965
University of California Revenue	5.750%	5/15/25	7,000	8,299
University of California Revenue	4.750%	5/15/33	12,425	12,436
University of California Revenue	5.000%	5/15/33 (2)	20,790	20,930
3 University of California Revenue	5.000%	5/15/34	5,205	5,453
University of California Revenue	5.000%	5/15/34	3,220	3,323
3 University of California Revenue	5.000%	5/15/35	3,640	3,799
University of California Revenue	5.000%	5/15/40	1,905	1,939
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	4,279	4,399
Ventura County CA Community College District
GO	5.500%	8/1/33	8,500	9,173
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,007
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	4,970
Walnut Valley CA Unified School District GO	6.000%	8/1/14 (ETM)	2,205	2,550
Walnut Valley CA Unified School District GO	6.000%	8/1/15 (ETM)	2,470	2,980
Walnut Valley CA Unified School District GO	6.000%	8/1/16 (ETM)	2,690	3,336
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	2,920
Washington Township CA Health Care District
Revenue	5.000%	7/1/37	3,500	3,292
Yuba City CA Unified School District GO	0.000%	9/1/15 (14)	1,870	1,654
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	1,600
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	1,534
				2,632,718
Puerto Rico (0.8%)
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/19 (11)	2,250	2,452
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/20 (11)	1,300	1,398
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/20 (11)	2,255	2,424
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	75	85
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	16,000	16,228
				22,587
Total Tax-Exempt Municipal Bonds (Cost $2,583,094)				2,655,305
Total Investments (99.3%) (Cost $2,583,094)				2,655,305
Other Assets and Liabilities-Net (0.7%)				18,527
Net Assets (100%)				2,673,832

1 Securities with a value of $1,216,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $39,251,000, representing 1.5% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2011.

California Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,655,305	—
Futures Contracts—Assets[1]	32	—	—
Futures Contracts—Liabilities[1]	(33)	—	—
Total	(1)	2,655,305	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2011	(147)	(32,414)	2
5-Year U.S. Treasury Note	December 2011	250	30,637	10

California Long-Term Tax-Exempt Fund

10-Year U.S. Treasury Note	December 2011	(83)	(10,710)	16

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2011, the cost of investment securities for tax purposes was $2,589,693,000. Net unrealized appreciation of investment securities for tax purposes was $65,612,000, consisting of unrealized gains of $109,220,000 on securities that had risen in value since their purchase and $43,608,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
California (99.0%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.160%	9/1/11 LOC	15,310	15,310
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jewish Home San
Francisco) VRDO	0.060%	9/1/11 LOC	6,200	6,200
Alameda CA Corridor Transportation Authority
Revenue	5.125%	10/1/14 (14)	10,150	10,185
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	12,250	7,545
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,000	9,288
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	8,000	2,300
Alameda County CA (Medical Center Project)
COP	5.250%	6/1/12 (ETM)	1,595	1,647
Alameda County CA (Medical Center Project)
COP	5.250%	6/1/13 (ETM)	1,785	1,867
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/14 (ETM)	1,880	1,983
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/15 (ETM)	3,960	4,176
Alameda County CA COP	5.375%	12/1/12 (14)	11,000	11,227
Alameda County CA COP	5.375%	12/1/13 (14)	13,930	14,201
Alameda County CA COP	5.375%	12/1/14 (14)	4,790	4,875
Alameda County CA COP	5.375%	12/1/15 (14)	1,500	1,527
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,453
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/21 (14)	4,425	4,926
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/22 (14)	4,660	5,126
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/24 (14)	5,175	5,571
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/25 (14)	5,450	5,812
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	6,034
Anaheim CA Union High School District GO	5.375%	8/1/12 (Prere.)	1,250	1,309
Antioch CA Public Financing Authority
Reassessment Revenue	5.000%	9/2/13 (2)	4,445	4,451
Bakersfield CA Wastewater Revenue	5.000%	9/15/24 (4)	7,600	8,179
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (2)	13,140	13,170
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	50,000	51,164
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (10)	5,000	5,185
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	5,665	6,600

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23	11,625	12,991
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	3,000	3,309
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/26	10,000	10,946
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/29	11,280	12,217
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	3,000	3,117
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/12 (2)	3,540	3,658
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/13 (2)	4,615	4,835
Cabrillo CA Community College District
Revenue	0.000%	8/1/13 (14)	2,590	2,555
Cabrillo CA Community College District
Revenue	0.000%	8/1/14 (14)	2,655	2,522
California County CA Tobacco Securitization
Agency	0.000%	6/1/21	13,765	12,517
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	12,225	12,778
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	12,500	13,107
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	13,970	14,648
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/13	6,110	6,376
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	15,000	17,337
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,871
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	17,000	19,960
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	14,600	17,389
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	29,776
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	5,475	6,517
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	17,950	21,365
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	2,525	3,005
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	23,379
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,450
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,290	24,302
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	3,660	4,384
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	11,977
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	22,850

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,903
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	50,000	57,125
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	7,793
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	14,675	16,575
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,915	5,720
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/12 (ETM)	90	95
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	5,000	5,625
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26 (14)	3,535	3,814
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	8,565	9,461
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	8,800	9,772
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	3,900	4,475
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	4,505	5,131
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	4,640	5,245
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/30	1,850	2,077
California Economic Recovery Bonds GO	5.250%	7/1/13	20,000	21,751
California Economic Recovery Bonds GO	5.250%	7/1/14 (ETM)	3,385	3,845
California Economic Recovery Bonds GO	5.250%	7/1/14	11,615	13,112
California Economic Recovery Bonds GO	5.000%	7/1/17 (14)	16,995	16,995
California Economic Recovery Bonds GO	5.000%	7/1/18	27,090	32,303
California Economic Recovery Bonds GO	5.000%	7/1/19	28,530	34,079
California Economic Recovery Bonds GO	5.000%	7/1/20	43,810	51,352
California Economic Recovery Bonds GO	5.250%	7/1/21	45,385	53,330
California Economic Recovery Bonds GO	5.000%	7/1/22	16,280	17,784
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/14	360	387
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/15	380	414
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/16	400	442
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	20,000	24,341
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.150%	9/7/11 LOC	7,400	7,400

California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.150%	9/7/11 LOC	9,250	9,250
California GO	5.000%	2/1/12 (Prere.)	9,400	9,590
California GO	5.000%	3/1/13	20,640	21,987
California GO	5.000%	10/1/14	2,000	2,251
California GO	5.000%	11/1/14	1,390	1,569
California GO	5.000%	3/1/15	1,000	1,138
California GO	5.375%	4/1/15	125	129
California GO	5.000%	12/1/15	1,470	1,624
California GO	5.000%	4/1/17	11,000	12,929
California GO	5.250%	2/1/18 (14)	8,000	9,540
California GO	6.000%	2/1/18 (2)	6,240	7,713
California GO	5.000%	3/1/18	1,850	2,181
California GO	5.500%	4/1/18	20,000	24,208
California GO	5.000%	8/1/18	1,895	2,172
California GO	5.000%	10/1/18	20,000	23,719
California GO	5.500%	4/1/19	11,245	13,612
California GO	5.000%	5/1/19	10,000	11,011
California GO	5.000%	8/1/19	30,000	33,177
California GO	5.000%	10/1/19 (14)	14,800	16,550
California GO	5.250%	2/1/20	7,500	8,879
California GO	5.000%	3/1/20	55,285	59,974
California GO	5.000%	8/1/20	14,890	16,471
California GO	5.000%	3/1/21	2,250	2,560
California GO	5.500%	4/1/21	2,000	2,315
California GO	5.000%	6/1/22	12,000	12,897
California GO	5.000%	9/1/23	12,120	13,195
California GO	5.000%	10/1/23	12,500	13,623
California GO	5.000%	12/1/23	7,500	8,102
California GO	5.000%	3/1/24	3,000	3,287
California GO	5.000%	8/1/24 (4)	31,275	32,857
California GO	5.000%	8/1/24	10,100	10,742
California GO	5.000%	10/1/24	13,440	14,537
California GO	5.000%	11/1/24	6,000	6,425
California GO	5.000%	11/1/24	5,000	5,500
California GO	5.000%	12/1/24	2,000	2,143
California GO	5.125%	3/1/25	2,000	2,142
California GO	5.000%	8/1/25	10,000	10,542
California GO	5.000%	11/1/25	1,500	1,628
California GO	5.000%	12/1/25	21,015	22,309
California GO	5.000%	3/1/26	8,500	9,120
California GO	5.000%	3/1/26	5,000	5,257
California GO	5.000%	4/1/26	37,480	39,674
California GO	5.000%	11/1/26	7,500	8,082
California GO	5.000%	4/1/27	24,285	25,520
California GO	5.750%	4/1/27	31,455	34,937
California GO	4.500%	8/1/27	6,000	5,993
California GO	5.000%	3/1/28	10,855	11,073
California GO	5.750%	4/1/28	30,000	33,094
California GO	5.000%	6/1/28	10,005	10,252
California GO	5.250%	3/1/30	20,000	20,978
California GO	4.500%	8/1/30	18,770	17,984
California GO	5.000%	3/1/31	5,535	5,611
California GO	5.750%	4/1/31	30,000	32,566
California GO	6.000%	3/1/33	12,000	13,540
California GO	6.500%	4/1/33	20,000	23,072

California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/16	2,170	2,255
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/19	1,025	1,048
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/33	2,000	1,929
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist
Homes)	5.000%	7/1/26	1,740	1,758
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/12 (14)	2,465	2,474
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,103
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,000	5,255
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	21,075
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	3,000	3,241
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	8,000	8,294
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	39,000	43,684
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	9,000	9,836
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,441
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,229
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	5,038
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,311
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/14 (2)	2,280	2,453
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/15 (2)	2,245	2,403
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/16 (2)	2,515	2,674
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/17 (2)	2,630	2,780
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/24	3,000	3,499
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/28	4,000	4,524
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,878
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,419
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	10,445

California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	16,559
1 California Health Facilities Financing Authority
Revenue (St. Joseph Health System) TOB
VRDO	0.210%	9/7/11	15,000	15,000
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/14	2,715	2,927
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/15	3,000	3,215
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/16	6,275	6,688
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,399
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.210%	9/7/11	17,660	17,660
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.210%	9/7/11	13,325	13,325
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.140%	9/1/11 (ETM)	30,590	30,590
California Infrastructure & Economic
Development Bank Revenue (Buck Institute
for Age Research) VRDO	0.150%	9/7/11 LOC	2,800	2,800
California Infrastructure & Economic
Development Bank Revenue (Clean Water
State Revolving Fund)	5.000%	10/1/14	2,500	2,622
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.000%	10/1/11	1,275	1,279
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.000%	10/1/12	2,950	2,988
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.000%	10/1/13	2,350	2,380
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.500%	10/1/14	2,250	2,279
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.500%	10/1/15	2,430	2,461
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.500%	10/1/16	3,620	3,665
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.500%	10/1/17	3,820	3,867
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	3.900%	12/1/11	9,000	9,080
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	4.000%	12/1/11	15,745	15,895
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.100%	9/1/11 LOC	1,800	1,800

California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18 (14)	1,785	1,843
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19 (14)	1,040	1,062
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21 (14)	1,145	1,146
California Infrastructure & Economic
Development Bank Revenue (State Revolving
Fund)	5.000%	10/1/29	7,000	7,211
California Infrastructure & Economic
Development Bank Revenue (Workers'
Compensation Relief)	5.250%	10/1/13 (2)	18,000	19,637
California Infrastructure & Economic
Development Bank Revenue (Workers'
Compensation Relief)	5.250%	10/1/14 (2)	25,815	28,227
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,600	15,487
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/16	1,000	1,062
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,380
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,436
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	13,550	13,822
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.110%	9/1/11 LOC	6,800	6,800
California Pollution Control Financing Authority
Revenue (San Diego Gas & Electric Co.)	5.900%	6/1/14 (14)	17,135	19,267
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/20	3,895	4,087
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/12	5,000	5,147
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/12 (14)	10,625	11,134
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/18 (2)	27,790	30,339
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/21	3,975	4,165
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	6/1/21	10,000	10,365
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	6/1/22	10,000	10,318
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,424
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/15	1,500	1,645
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/17	8,000	8,685
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/18	5,000	5,428

California Public Works Board Lease Revenue
(Regents of The University of California)	5.500%	6/1/14	7,505	7,978
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/18 (14)	10,310	12,168
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (14)	7,670	9,000
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/25	5,765	6,046
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/26 (14)	9,010	9,695
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.300%	10/1/15 (2)	6,655	6,674
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.375%	10/1/16 (14)	4,750	4,763
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/13	2,000	2,153
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,745	5,228
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	7,279
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,545
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	5,568
California State University Revenue Systemwide	5.375%	11/1/14 (14)	5,390	5,814
California State University Revenue Systemwide	5.000%	11/1/22 (2)	18,440	19,622
California State University Revenue Systemwide	5.000%	11/1/24	8,690	9,283
California State University Revenue Systemwide	5.000%	11/1/25	11,820	12,541
California State University Revenue Systemwide	5.000%	11/1/26	12,530	13,211
California State University Revenue Systemwide	5.000%	11/1/27	5,000	5,239
1 California State University Revenue Systemwide
TOB VRDO	0.210%	9/7/11 (12)	5,000	5,000
California Statewide Communities Development
Authority (Institute for Defense Analyses)
VRDO	0.210%	9/7/11 (2)LOC	3,460	3,460
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/25	14,975	15,141
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/13	6,920	7,456
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/14	5,335	5,721
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/15	7,780	8,306
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/23	10,000	10,388
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.250%	11/1/16 (3)	25,000	27,536
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.250%	11/1/16 (3)	15,000	16,521

California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	10,000	10,152
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/13	1,250	1,284
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.000%	7/1/22	5,155	4,834
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/25	1,995	1,840
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	6,190	6,694
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	3,200	3,234
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.150%	9/7/11	4,200	4,200
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,427
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.125%	6/1/13 (2)	1,530	1,533
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.250%	6/1/14 (2)	1,610	1,613
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	28,000	30,107
California Statewide Communities Development
Authority Revenue (Sherman Oaks Project)	5.500%	8/1/15 (2)	4,685	5,185
California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (4)	12,045	12,775
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.210%	9/7/11	4,506	4,506
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,157
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/26	5,000	4,891
Castaic Lake CA Water Agency Revenue COP
VRDO	0.120%	9/7/11 LOC	9,490	9,490
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,238
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/17	1,000	1,145
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	876
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,188

1 Chabot-Las Positas CA Community College
District GO TOB VRDO	0.190%	9/7/11	1,700	1,700
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	2,803
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,295	1,421
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,460	1,602
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,645	1,805
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	15,300	16,185
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,232
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,263
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	976
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	535
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	601
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	645
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	589
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	470
Culver City CA Redevelopment Agency Tax
Allocation Revenue	5.375%	11/1/16 (4)	3,260	3,283
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	2,005	2,192
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	16,020	17,414
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	4,909
Eastern California Municipal Water District
Water& Sewer COP	5.000%	7/1/26	5,245	5,581
Eastern California Municipal Water District
Water& Sewer COP	5.000%	7/1/27	6,220	6,581
Eastern California Municipal Water District
Water& Sewer COP	5.000%	7/1/28	1,000	1,052
Eastern California Municipal Water District
Water& Sewer Revenue VRDO	0.120%	9/7/11	15,200	15,200
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,402
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,891
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/24 (2)	3,475	3,473
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,346
Fontana CA Unified School District GO	5.250%	8/1/26 (4)	4,350	4,684
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.250%	1/15/13 (14)	5,000	4,993
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.375%	1/15/15 (14)	5,000	4,954
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/27 (ETM)	10,000	5,632
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/28 (ETM)	7,655	4,067
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	905
Fresno County CA TRAN	3.000%	6/29/12	20,000	20,474
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (Prere.)	1,930	2,085
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	7,530	8,201
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	5,000	5,445

Golden State Tobacco Securitization Corp.
California	7.800%	6/1/13 (Prere.)	25,170	28,358
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	76,935	59,671
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	15,000	10,453
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/33 (Prere.)	66,395	71,873
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	30,000	18,571
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	1,145
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	2,320
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	6,450
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	7,929
Huntington Beach CA Union High School District
GO	5.000%	8/1/27 (4)	3,530	3,731
Inland Empire Tobacco Securitization Authority
California Revenue	4.625%	6/1/21	8,495	6,686
Intermodal Container Transfer Facility Joint
Power Authority California Revenue (Union
Pacific Railroad Co.)	5.000%	11/1/11 (2)	1,665	1,678
Intermodal Container Transfer Facility Joint
Power Authority California Revenue (Union
Pacific Railroad Co.)	5.125%	11/1/12 (2)	2,540	2,673
Intermodal Container Transfer Facility Joint
Power Authority California Revenue (Union
Pacific Railroad Co.)	5.125%	11/1/13 (2)	1,870	2,038
Irvine CA Assessment District No. 05-21
Improvement Revenue (Northwest Irvine)
VRDO	0.130%	9/1/11 LOC	1,500	1,500
Irvine CA Assessment District No. 93-14
Improvement Revenue VRDO	0.100%	9/1/11 LOC	5,632	5,632
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue	4.600%	9/2/15 (2)	2,515	2,559
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue	4.700%	9/2/16 (2)	2,605	2,646
Irvine CA Ranch Water District Revenue VRDO	0.100%	9/1/11 LOC	16,250	16,250
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25 (2)	8,645	8,458
Kings River Conservation District California COP	5.000%	5/1/12	2,715	2,780
Kings River Conservation District California COP	5.000%	5/1/13	2,315	2,438
Kings River Conservation District California COP	5.000%	5/1/14	3,500	3,765
Kings River Conservation District California COP	5.000%	5/1/15 (ETM)	2,590	3,011
Kings River Conservation District California COP	5.000%	5/1/15	1,755	1,916
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/18	8,665	8,628
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	6,380	2,188
Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	3,670	3,936
Long Beach CA Finance Authority Lease
Revenue (Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,452
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,000	2,991
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.602%	11/15/25	16,845	13,108

Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.622%	11/15/26	10,025	7,661
Los Angeles CA Community College District GO	5.000%	8/1/21 (4)	10,000	10,868
Los Angeles CA Community College District GO	5.000%	8/1/24	6,500	7,120
Los Angeles CA Community College District GO	5.000%	8/1/25	5,000	5,413
Los Angeles CA Community College District GO	5.500%	8/1/25	5,000	5,625
Los Angeles CA Community College District GO	5.000%	8/1/27	4,250	4,560
Los Angeles CA Community College District GO	5.000%	8/1/27	6,960	7,428
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,463
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,589
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,753
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	1,976
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/13 (14)	10,500	11,278
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	4,000	4,301
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/25	3,000	3,240
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	4,000	4,353
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	10,903
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,606
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	10,827
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	1,916
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	10,000	11,823
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,490
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23 (4)	20,605	22,860
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	3,092
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,543
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,167
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	5,000	5,358
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,781
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,139
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,777
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,100
Los Angeles CA GO	5.000%	9/1/19 (14)	4,055	4,466
Los Angeles CA GO	5.000%	9/1/28	5,850	6,389
Los Angeles CA GO	5.000%	9/1/29	5,850	6,338
Los Angeles CA GO	5.000%	9/1/30	5,850	6,293
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	2,250	2,612
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,269
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	9/1/12 (14)	7,480	7,785

Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	8/1/28 (14)	8,980	9,099
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/21 (14)	10,830	11,489
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/22 (14)	6,500	6,831
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/23 (14)	14,700	15,313
Los Angeles CA Unified School District GO	5.000%	7/1/13 (4)	4,650	5,025
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	3,900	4,231
Los Angeles CA Unified School District GO	6.000%	7/1/13 (3)	3,745	4,107
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,000	5,572
Los Angeles CA Unified School District GO	5.000%	7/1/14 (ETM)	5,000	5,655
Los Angeles CA Unified School District GO	6.000%	7/1/14 (3)	1,440	1,641
Los Angeles CA Unified School District GO	5.000%	7/1/15	6,350	7,287
Los Angeles CA Unified School District GO	5.000%	7/1/16 (3)	2,000	2,345
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	3,000	3,211
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	5,000	5,340
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	4,152
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,800	3,392
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	4,000	4,559
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	5,000	5,829
Los Angeles CA Unified School District GO	5.000%	7/1/18	8,360	9,969
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,699
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,472
Los Angeles CA Unified School District GO	5.000%	7/1/20 (2)	14,135	15,951
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	5,000	5,642
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	10,000	11,285
Los Angeles CA Unified School District GO	5.000%	7/1/21 (2)	15,940	17,978
Los Angeles CA Unified School District GO	5.000%	7/1/22 (2)	16,760	18,236
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	30,825	32,379
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	12,975	14,226
Los Angeles CA Unified School District GO	5.000%	7/1/23 (2)	6,000	6,549
Los Angeles CA Unified School District GO	5.000%	7/1/24 (4)	17,210	18,650
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	10,235	10,899
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,768
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,000	10,055
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,162
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,270	6,767
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,709
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	7,725	7,550
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	7,845	8,179
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,461
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	6,485	6,698
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26 (14)	26,535	27,695
Los Angeles County CA Capital Asset Leasing
Corp. Revenue	6.000%	12/1/11 (2)	2,360	2,378
Los Angeles County CA Capital Asset Leasing
Corp. Revenue	6.000%	12/1/13 (2)	2,760	2,923
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/17 (4)	10,000	10,761
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,821
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
VRDO	0.110%	9/1/11	1,500	1,500

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/14 (14)	24,180	26,363
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/15 (14)	8,940	9,745
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/19 (14)	4,860	5,063
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/20 (14)	6,155	6,335
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21 (14)	6,460	6,553
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22 (14)	6,790	6,836
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	2,175	2,176
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	3,095	3,065
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,207
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/13 (ETM)	2,010	1,877
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	7,869
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,234
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,162
Modesto CA Irrigation District COP	5.000%	7/1/13 (Prere.)	3,165	3,431
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	2,030	2,170
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	2,515	2,661
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	2,645	2,780
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	3,972
Modesto CA Irrigation District Financing
Authority Revenue (Domestic Water Project)	5.125%	9/1/15 (2)	4,365	4,378
New Haven CA Unified School District GO	12.000%	8/1/12 (ETM)	600	663
New Haven CA Unified School District GO	12.000%	8/1/12 (4)	2,840	3,136
New Haven CA Unified School District GO	12.000%	8/1/15 (4)	2,905	4,104
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/30	5,150	5,673
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,316
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.120%	9/7/11	6,200	6,200
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.150%	9/7/11 LOC	8,000	8,000
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,000	1,436
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	1,004
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	468
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	4,082
Northern California Gas Authority No. 1
Revenue	0.615%	7/1/13	19,770	19,177
Northern California Gas Authority No. 1
Revenue	0.765%	7/1/17	23,385	20,945
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,138
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	2,035

Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,877
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19	1,500	1,774
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	4,053
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,855
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,819
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,252
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,695	3,864
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,623
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,341
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/12 (2)	3,000	3,080
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/13 (2)	1,500	1,567
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/13 (14)	3,990	4,127
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/15 (14)	3,790	3,915
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/16 (14)	6,210	6,391
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20 (2)	12,870	12,560
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,497
Orange County CA Airport Revenue	5.000%	7/1/17 (4)	1,725	1,832
Orange County CA Development Agency Tax
Allocation Revenue	5.250%	9/1/14 (14)	1,415	1,432
Orange County CA Development Agency Tax
Allocation Revenue	5.250%	9/1/15 (14)	1,485	1,502
Orange County CA Development Agency Tax
Allocation Revenue	5.375%	9/1/16 (14)	1,570	1,588
Orange County CA Water District COP	5.000%	8/15/29	6,925	7,480
Orange County CA Water District COP VRDO	0.140%	9/7/11	10,550	10,550
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,085
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,614
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,604
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,595
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	8,489
Palomar Pomerado Health System California
Revenue	5.375%	11/1/12 (14)	7,080	7,090
Palomar Pomerado Health System California
Revenue COP	6.625%	11/1/29	5,000	5,144
Pasadena CA Electric Revenue	5.000%	6/1/12 (Prere.)	2,320	2,404
Pasadena CA Electric Revenue	5.000%	6/1/12 (Prere.)	2,535	2,627
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	10,540	14,022
Port of Oakland CA Revenue	5.000%	11/1/11 (14)	5,160	5,201
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,192
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,700	9,990
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,657
Poway CA Unified School District GO	0.000%	8/1/18	4,565	3,510

Poway CA Unified School District GO	0.000%	8/1/19	5,425	3,908
Poway CA Unified School District GO	0.000%	8/1/20	3,280	2,176
Poway CA Unified School District GO	0.000%	8/1/28	9,070	3,239
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/15 (2)	2,835	2,968
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/16 (2)	5,100	5,297
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	12,000	11,358
Regents of The University of California Revenue
(Multiple Purpose Project)	5.000%	9/1/11 (Prere.)	4,820	4,868
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,083
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,141
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,659
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,772
1 Riverside CA Electric Revenue TOB VRDO	0.140%	9/1/11	3,245	3,245
Riverside CA Electric Revenue VRDO	0.180%	9/7/11 LOC	15,900	15,900
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	3,712
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	1,449
Roseville CA Electric System Revenue	5.000%	2/1/30	6,120	6,402
Roseville CA Electric System Revenue COP
VRDO	0.170%	9/7/11 LOC	6,400	6,400
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,180	4,220
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,031
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,000	1,976
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/17	1,250	1,457
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	849
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	900	1,050
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,478
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,181
Sacramento CA Financing Authority Lease
Revenue	5.375%	12/1/12 (Prere.)	4,395	4,674
Sacramento CA Financing Authority Lease
Revenue	5.000%	11/1/14 (14)	2,910	3,006
Sacramento CA Financing Authority Lease
Revenue	5.375%	12/1/14 (4)	1,630	1,723
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/19 (14)	12,860	13,661
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/20 (14)	13,670	14,433
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/21 (14)	7,710	7,996
Sacramento CA Municipal Utility District
Revenue	5.250%	8/15/14 (4)	2,500	2,509
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	4,000	4,334

Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,000	11,219
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	7,550	8,224
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	15,275	16,445
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	5,000	5,345
Sacramento CA Municipal Utility District
Revenue VRDO	0.230%	9/7/11 LOC	3,250	3,250
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,125
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,679
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,927
Sacramento County CA Airport Revenue	5.000%	7/1/26	2,650	2,781
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,301
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,615	3,724
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/21 (14)	1,850	2,112
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/22 (14)	5,495	6,131
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/23 (14)	7,030	7,791
Sacramento County CA Sanitation Districts
Financing Authority Revenue VRDO	0.080%	9/1/11 LOC	2,800	2,800
Sacramento County CA Water Financing
Authority Revenue (Agency Zones 40 & 41)	5.000%	6/1/13 (Prere.)	1,235	1,335
San Bernardino County CA Justice Center &
Airport COP	5.000%	7/1/14 (14)	5,585	5,855
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	4,140	4,348
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	4,420	4,783
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	9,636
San Diego CA Community College District GO	5.000%	8/1/29	5,000	5,457
San Diego CA Community College District GO	5.000%	8/1/30	9,830	10,594
San Diego CA Community College District GO	5.000%	8/1/30	8,670	9,344
San Diego CA Community College District GO	5.000%	8/1/31	3,380	3,623
San Diego CA Community College District GO	5.000%	8/1/32	2,000	2,130
1 San Diego CA Community College District GO
TOB VRDO	0.210%	9/7/11	3,290	3,290
San Diego CA Financing Authority Lease
Revenue	5.250%	4/1/12 (2)	3,000	3,009
San Diego CA Financing Authority Lease
Revenue	5.250%	4/1/14 (2)	5,680	5,695
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	3,000	3,329
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	2,000	2,229
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/26	5,000	5,564
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	6,000	6,464
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/27	5,000	5,521
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	1,825	1,956
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	4,215	4,558

San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/28	5,000	5,421
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	5,355	5,908
San Diego CA Unified School District GO	0.000%	7/1/14 (14)	3,400	3,265
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	7,333
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	11,574
San Diego CA Unified School District GO	5.500%	7/1/21 (4)	11,470	13,510
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	15,029
San Diego CA Unified School District GO	5.500%	7/1/23 (4)	9,210	10,782
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	3,687
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	8,728
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	3,475
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	3,046
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	3,232
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	809
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,115
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	1,032
San Diego County CA COP VRDO	0.280%	9/7/11 LOC	15,455	15,455
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	9,602
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	3,000	3,178
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,121
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/23	4,285	4,688
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/25	4,820	5,158
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.250%	2/1/26	1,140	1,230
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/27	2,420	2,555
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/28	5,780	6,262
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	5/1/27	2,000	2,191
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/15 (14)	6,215	7,150
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/16 (14)	7,880	9,288
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	8,061
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	8,429
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.190%	9/7/11	4,500	4,500
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	11,191
San Francisco CA City & County (Laguna
Honda Hospital) GO	5.000%	6/15/16 (2)	8,000	8,435

San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	2,430	2,512
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	3,185	3,293
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	4,015	4,151
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,921
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,706
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,000	5,620
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24 (14)	10,000	10,508
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25 (14)	2,000	2,089
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/26	25,000	26,676
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27 (14)	13,075	13,530
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,940	6,247
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/26	2,995	3,276
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,000	1,076
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	10,000	10,697
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	2,960	3,166
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,705	2,876
San Francisco CA City & County
Redevelopment Agency Lease Revenue
(Moscone Center)	5.000%	7/1/16 (4)	3,270	3,314
San Francisco CA City & County Water
Revenue	5.000%	11/1/12 (Prere.)	4,865	5,133
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	6,427
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	5,838
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/14 (14)	5,500	4,754
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	11,203
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	2,578
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	17,750	11,190
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/26 (ETM)	14,350	8,629
San Jose CA Airport Revenue	5.375%	3/1/13 (4)	4,945	5,170
San Jose CA Airport Revenue	5.375%	3/1/14 (4)	7,550	7,887
San Jose CA Airport Revenue	5.375%	3/1/15 (4)	7,950	8,287
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,112
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,475
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	3,926

San Jose CA Financing Authority Lease
Revenue	5.000%	9/1/13 (14)	9,570	9,602
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/13 (14)	5,000	5,164
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/14 (14)	5,000	5,200
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,298
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,128
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	14,685
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	10,190
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	553
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	776
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,306
San Mateo CA Union High School District GO	0.000%	9/1/12 (14)	1,180	1,175
San Mateo CA Union High School District GO	0.000%	9/1/13 (14)	1,715	1,695
San Mateo CA Union High School District GO	0.000%	9/1/14 (14)	1,500	1,436
San Mateo County CA Community College
District GO	5.375%	9/1/15 (14)	1,300	1,359
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	3,050
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	3,446
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	1,446
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	1,909
San Mateo County CA Community College
District GO	5.000%	9/1/26	3,170	3,461
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	2,455	2,517
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,101
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,734
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,032
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,429
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,099
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,815
Santa Clara CA Electric Revenue	5.250%	7/1/18 (14)	1,720	1,823
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,033
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,609
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,048
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,384
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	4,663
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	4,966
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,630	4,797

Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	13,407
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/18	7,920	9,215
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	10,451
Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project)	7.750%	11/15/11 (2)	1,000	1,015
Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project) VRDO	0.160%	9/7/11	15,600	15,600
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32 (2)	4,000	4,162
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.150%	9/7/11	4,800	4,800
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	4,944
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	3,942
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	1,266
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	1,121
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,658
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,245
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,375
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,538
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,717
South Orange County CA Public Financing
Authority Special Tax Revenue	7.000%	9/1/11 (14)	3,490	3,490
South Orange County CA Public Financing
Authority Special Tax Revenue	5.375%	8/15/12 (4)	5,605	5,627
South Orange County CA Public Financing
Authority Special Tax Revenue (Portola
Hills/Lomas Laguna)	5.250%	8/15/13 (2)	2,290	2,294
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	7,255	6,549
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	10,653
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,289
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	11,306
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	7/1/27	6,950	7,679
Southern California Public Power Authority
Revenue (Linden Windenergy Project)	5.000%	7/1/28	3,500	3,729
Southern California Public Power Authority
Revenue (Linden Windenergy Project)	5.000%	7/1/29	2,500	2,644
Southern California Public Power Authority
Revenue (Linden Windenergy Project)	5.000%	7/1/30	2,500	2,629
Southern California Public Power Authority
Revenue (Mead-Adelanto Project) VRDO	0.100%	9/1/11	14,000	14,000
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,311
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,275

Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,043
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,250	5,273
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,000
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	10,280	10,228
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	2,500	2,474
Southern California Public Power Authority
Revenue (San Juan Unit 3)	5.500%	1/1/13 (4)	3,500	3,722
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,580
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	4.750%	6/1/25	8,490	7,003
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	7,217
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,347
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	6,047
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,394
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	6,686
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,045
University of California Regents Medical Center
Revenue	5.000%	5/15/19 (14)	5,075	5,668
University of California Regents Medical Center
Revenue	5.000%	5/15/20 (14)	5,065	5,616
University of California Regents Medical Center
Revenue	5.000%	5/15/25	19,385	20,446
University of California Regents Medical Center
Revenue	5.000%	5/15/26	14,095	14,777
University of California Regents Medical Center
Revenue VRDO	0.060%	9/1/11	9,700	9,700
University of California Revenue	5.000%	5/15/17 (4)	20,620	23,643
University of California Revenue	5.000%	5/15/18 (4)	10,000	11,415
University of California Revenue	5.000%	5/15/19 (4)	4,275	4,857
University of California Revenue	5.000%	5/15/20 (4)	30,900	35,019
University of California Revenue	5.000%	5/15/21 (4)	14,915	16,817
3 University of California Revenue	5.000%	5/15/22	5,420	6,362
University of California Revenue	4.750%	5/15/23 (14)	11,185	11,441
University of California Revenue	5.750%	5/15/25	3,000	3,557
University of California Revenue	4.750%	5/15/26	21,320	21,874
University of California Revenue	5.000%	5/15/26 (14)	10,000	10,658
3 University of California Revenue	5.000%	5/15/27	10,900	11,953
3 University of California Revenue	5.000%	5/15/28	11,680	12,709
Ventura County CA Community College District
GO	5.000%	8/1/16 (14)	3,100	3,247
Ventura County CA Community College District
GO	5.000%	8/1/17 (14)	2,300	2,408
Ventura County CA Community College District
GO	5.000%	8/1/24	1,210	1,397
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,177
Ventura County CA Community College District
GO	5.000%	8/1/26	4,105	4,613
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,457

Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	5,683
Vista CA Unified School District GO	5.375%	8/1/12 (Prere.)	1,695	1,775
Vista CA Unified School District GO	5.375%	8/1/12 (Prere.)	1,455	1,523
Vista CA Unified School District GO	5.375%	8/1/15 (4)	150	156
Vista CA Unified School District GO	5.375%	8/1/16 (4)	190	198
Vista CA Unified School District GO	5.375%	8/1/17 (4)	160	166
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,052
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	5,703
Western Municipal Water District Facilities
Authority California Water Revenue VRDO	0.160%	9/7/11 LOC	9,580	9,580
				5,401,859
Puerto Rico (0.8%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	6.250%	7/1/12 (ETM)	1,000	1,050
Puerto Rico Electric Power Authority Revenue	6.000%	7/1/12 (14)	8,235	8,571
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/13 (14)	1,475	1,540
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/21 (3)	5,000	5,363
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/23 (3)	1,585	1,684
Puerto Rico Municipal Finance Agency GO	5.000%	7/1/14 (11)	1,360	1,462
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/16 (11)	1,400	1,537
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/18 (11)	1,000	1,097
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	20,000	20,285
				42,589
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/15	2,200	2,376

Total Tax-Exempt Municipal Bonds (Cost $5,256,621)				5,446,824
Total Investments (99.8%) (Cost $5,256,621)				5,446,824
Other Assets and Liabilities-Net (0.2%)				9,224
Net Assets (100%)				5,456,048

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $98,816,000, representing 1.8% of net assets.
2 Securities with a value of $1,816,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2011.

California Intermediate-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	5,446,824	—
Futures Contracts—Assets[1]	66	—	—
Futures Contracts—Liabilities[1]	(69)	—	—
Total	(3)	5,446,824	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

California Intermediate-Term Tax-Exempt Fund

At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

		($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2011	(300)	(66,150)	4
5-Year U.S. Treasury Note	December 2011	510	62,499	21
10-Year U.S. Treasury Note	December 2011	(169)	(21,806)	32
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2011, the cost of investment securities for tax purposes was $5,259,644,000. Net unrealized appreciation of investment securities for tax purposes was $187,180,000, consisting of unrealized gains of $235,952,000 on securities that had risen in value since their purchase and $48,772,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011
VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 20, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.